Waddell & Reed Advisors Funds

Supplement dated July 2, 2013 to the

Waddell & Reed Advisors Funds Statement of Additional Information

dated January 31, 2013

and as supplemented April 5, 2013 and June 3, 2013

Effective July 2, 2013, Cynthia P. Prince-Fox assumed investment management responsibilities for Waddell & Reed Advisors Dividend Opportunities Fund.

The following replaces the disclosures regarding Cynthia P. Prince-Fox and David P. Ginther in the “Portfolio Managers” section on pages 73 and 74, respectively:

The following tables provide information relating to the portfolio managers of each of the Funds as of March 31, 2013:

Cynthia P. Prince-Fox– Continental Income Fund

 Dividend Opportunities Fund*

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed**	3	0	1
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)**	$1,990.0	$0	$69.9
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0
*	Ms. Prince-Fox assumed investment management responsibilities for Waddell & Reed Advisors Dividend Opportunities Fund effective July 2, 2013.
**	This data does not include Waddell & Reed Advisors Dividend Opportunities Fund, since Ms. Prince-Fox was not the portfolio manager of Waddell & Reed Advisors Dividend Opportunities Fund on March 31, 2013.

David P. Ginther–Energy Fund

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed*	6	2	0
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)*	$1,915.7	$82.8	$0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0
*	This data includes Waddell & Reed Advisors Dividend Opportunities Fund, since Mr. Ginther was the portfolio manager of Waddell & Reed Advisors Dividend Opportunities Fund on March 31, 2013.

The following replaces the disclosures regarding Cynthia P. Prince-Fox and David P. Ginther in the “Portfolio Managers – Ownership of Securities” section on page 77:

Ownership of Securities

As of March 31, 2013, the dollar range of shares beneficially owned by each portfolio manager is:

	Fund(s) Managed in the Waddell & Reed Advisors Equity Funds		Dollar Range of Fund Shares Owned	Dollar Range of Shares Owned in Similarly Managed Funds within the Fund Complex	Dollar Range of Shares Owned in the Fund Complex
Cynthia P. Prince-Fox	Continental Income Fund		over $1,000,000	$10,001 to $50,000	over $	1,000,000
	Dividend Opportunities Fund	*	$0	$0
David P. Ginther	Energy Fund		$100,001 to $500,000	$0	over $	1,000,000

*	Ms. Prince-Fox assumed investment management responsibilities for Waddell & Reed Advisors Dividend Opportunities Fund effective July 2, 2013.

Supplement	Statement of Additional Information	1

The following replaces the disclosures regarding Cynthia P. Prince-Fox and David P. Ginther in the “Portfolio Managers — Ownership of Securities” section on page 78:

With limited exceptions, a portion of each portfolio manager’s compensation is held in a deferred account, and deemed to be invested in funds within the Fund Complex. As of March 31, 2013, the dollar range of shares deemed owned by each portfolio manager is:

Manager	Fund(s) Managed in the Waddell & Reed Advisors Equity Funds	Dollar Range of Shares Deemed Owned in Fund(s) or Similarly Managed Style[1]	Dollar Range of Shares Deemed Owned in the Fund Complex
Cynthia P. Prince-Fox	Continental Income Fund	$500,001 to $1,000,000	$500,001 to $1,000,000
	Dividend Opportunities Fund*	$0	$0
David P. Ginther	Energy Fund	$10,001 to $50,000	$50,001 to $100,000

[1]	Shares deemed to be owned in any Fund or similarly managed style within the Fund Complex which is managed by the portfolio manager.
*	Ms. Prince-Fox assumed investment management responsibilities for Waddell & Reed Advisors Dividend Opportunities Fund effective July 2, 2013.

2	Statement of Additional Information	Supplement